INCOME TAX EXPENSE - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of the differences between statutory tax rate and the effective tax rate
Loss before tax from continuing operations	$ (195,015)	¥ (1,360,463)	¥ (1,352,748)	¥ (1,272,210)
Loss before tax from discontinued operations	$ (94,530)	(659,458)	(173,583)	(1,478,615)
Loss before tax, continuing and discontented operations.		(2,019,921)	(1,526,331)	(2,750,825)
Income tax computed at PRC statutory tax rate		(504,980)	(381,583)	(687,706)
Effect of different tax rate		42,085	(21,369)	6,709
Non-deductible expense		180,699	93,925	241,114
Change of valuation allowance		281,758	294,442	439,313
Total income tax expense		¥ (438)	¥ (14,585)	¥ (570)